SCHEDULE OF EFFECTIVE TAX RATES RECONCILIATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Income Tax Disclosure [Abstract]
Loss for the year	$ (14,946,529)	$ (2,123,010)	$ (23,549,612)	$ (4,672,605)
Statutory rate			33.02%	31.21%
Expected income tax recovery at statutory rate			$ (7,778,880)	$ (1,458,320)
Net adjustment for deductible and non-deductible amounts			2,636,262	250,196
Foreign exchange effect			(9,867)	(175,597)
Valuation allowance			5,152,485	1,383,721
Deferred income tax provision (recovery)